Stock Based Compensation Plans: (Tables)	3 Months Ended
Mar. 31, 2015
Stock Based Compensation Plans: (Tables) [Abstract]
Share option transactions

Share option transactions for the three months ended March 31, 2015 and 2014 are as follows:

	2015		2014
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,698,000	$ 2.31	5,443,000	$ 2.21
Options exercised	-	-	(37,500)	1.82
Options granted	100,000	3.89	-	-
Options outstanding - end of period	5,798,000	$ 2.34	5,405,500	$ 2.21

Options exercisable - end of period	5,619,663	$ 2.29	4,455,500	$ 2.28

Options outstanding and exercisable

The following table relates to stock options at March 31, 2015:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.82 - $1.82	2,567,500	$1.82	$5,597,150	0.76	2,567,500	$1.82	$5,597,150	0.76
$1.92 - $1.92	950,000	$1.92	1,976,000	6.19	950,000	$1.92	1,976,000	6.19
$2.89 - $2.89	1,620,500	$2.89	1,798,755	1.84	1,620,500	$2.89	1,798,755	1.84
$3.00 - $3.00	250,000	$3.00	250,000	3.20	250,000	$3.00	250,000	3.20
$3.89 - $3.89	100,000	$3.89	11,000	4.96	25,000	$3.89	2,750	4.96
$4.02 - $4.02	310,000	$4.02	-	9.32	206,663	$4.02	-	9.32
$1.82 - $4.02	5,798,000	$2.34	$9,632,905	2.59	5,619,663	$2.29	$9,624,655	2.43

Weighted average assumptions

The weighted average fair value of the options granted in 2015 was calculated at $0.87. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

Risk free interest rate	0.70%
Expected term	2 years
Expected volatility	39%
Dividend yield	nil